Capital Stock - Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	32.3	45.1	52.4
Amount of repurchases under the program	$ 1,417.5	$ 1,813.0	$ 1,606.0
Repurchase authorizations remaining at period end	504.7	422.2	735.2
Authorization Date July 27, 2012 [Domain]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	5.3	0	0
Amount of repurchases under the program	245.3	0	0
Authorization Date February 24, 2012 [Domain]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	17.8	0	0
Amount of repurchases under the program	750.0	0	0
Authorization Date September 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	9.2	7.9	0
Amount of repurchases under the program	422.2	327.8	0
Authorization Date May 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	19.3	0
Amount of repurchases under the program	0	750.0	0
Authorization Date December 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	17.9	0.4
Amount of repurchases under the program	0	735.2	14.8
Authorization Date July 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	1,000.0
Number of shares purchased (in shares)	0	0	32.9
Amount of repurchases under the program	0	0	1,000.0
Authorization Date February 2009 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	0	19.1
Amount of repurchases under the program	$ 0	$ 0	$ 591.2